RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

20. RELATED PARTY TRANSACTIONS

Balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable at January 31, 2022 and 2021:

	January 31, 2022	January 31, 2021
	$	$
Due to the President and CEO	8,172,075	14,369,004
Lease liabilities due to a company controlled by the CEO	9,279,123	9,539,744
Lease liabilities due to SDP Development	412,093	589,328
Due to the CFO of the Company	360	527
	17,863,651	24,498,603

Due to the President and CEO consists of promissory note principal and interest and reimbursable expenses incurred in the normal course of business.

The Company had the following transactions with related parties including key management personnel during the year ended January 31, 2022 and 2021:

	January 31, 2022	January 31, 2021
	$	$
Consulting fees paid to a director	240,000	-
Amounts paid to CEO or companies controlled by CEO	8,632,619	10,368,616
Salary paid to directors and officers	496,807	499,710
Share compensation for directors and officers	251,333	360,610
Convertible debenture interest paid to directors and officers	-	18,346
Lease payments made to SDP Development	209,176	228,192
	9,829,935	11,475,474

Amounts paid to CEO or companies controlled by CEO consists of salary, lease payments, and promissory note principal and interest.

On February 12, 2020, the Company amended the purchase agreement with SDP Development, of which a director of the Company is a principal owner. The Company had agreed on February 4, 2019 to purchase SDP Development on October 15, 2020, which owned six real estate properties that were leased in connection with Phantom Farms' cannabis cultivation, processing and wholesale distribution operations. The aggregate purchase price was $8,010,000 payable in cash, or, at the election of the vendors, in whole or in part by the issue of 2,670,000 shares at $3.00 per common share.

On February 12, 2020 the parties agreed to the following modified terms: the Company purchased the two Southern Oregon farms from SDP Development constituting over 60 acres of real property housing the two outdoor cannabis cultivation facilities totaling 80,000 square feet of canopy, rent reduction on the three Phantom properties in Central Oregon, and a release from the obligation to purchase the sixth property in Southern Oregon. In exchange, the SDP vendors received 7,132,041 common shares of the Company with a fair value of $2,582,903. The consideration exceeded the fair market value of the land acquired and as a result, the Company recorded transaction costs of $1,204,740. The Company has three remaining leases with SDP Development. The undiscounted future cash flows for the three remaining leases total $456,384.

On November 16, 2020, the Company amended the terms of the three Nevada leases with Double G Holdings (a Company controlled by the Company's President and CEO). The term of the two dispensary leases and the warehouse lease was extended to November 30, 2027 with a right to extend for a further five years and with an annual increase to the base rent of 3% commencing January 1, 2022. The undiscounted future cash flows for all three leases including the five-year extension total $16,930,437.